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PSF Avantis Balanced Allocation Portfolio
PSF Avantis Balanced Allocation Portfolio

SUPPLEMENT DATED SEPTEMBER 22, 2023

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2023

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2023, for Class D, Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PSF Avantis Balanced Allocation Portfolio – The Annual Fund Operating Expenses subsection is deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PSF Avantis Balanced Allocation Portfolio		Class D	Class P
Management Fee	[1]	0.20%	0.20%
Distribution (12b-1) and Service Fee	[1]	0.25%	none
Other Expenses	[1]	0.03%	0.03%
Acquired Fund Fees and Expenses	[1],[2]	0.27%	0.27%
Total Annual Fund Operating Expenses	[1]	0.75%	0.50%
Less Fee Waiver	[1],[3]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses after Fee Waiver Reimbursement	[1]	0.69%	0.44%
[1]	Expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[3]	The investment adviser has agreed to waive 0.06% of its management fee through April 30, 2024. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Under the Examples subsection, the table is deleted and replaced with the following:
Expense Example - PSF Avantis Balanced Allocation Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class D	70	234	411	925
Class P	45	154	274	622